UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-10041

                           JNL Investors Series Trust
               (Exact name of registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
                    (Address of principal executive offices)

           225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
                               (Mailing Address)

                              Steven J. Fredricks
                     Jackson National Asset Management, LLC
                       225 West Wacker Drive, Suite 1200
                            Chicago, Illinois 60606
                     (Name and Address of agent of service)

Registrant's telephone number, including area code:  (312) 338-5856

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2010 - June 30, 2011

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.   3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10041
Reporting Period: 07/01/2010 - 06/30/2011
JNL Investors Series Trust









============================ JNL MONEY MARKET FUND =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== JNL/PPM AMERICA TOTAL RETURN FUND =======================


CITIGROUP INC.

Ticker:       C              Security ID:  172967101
Meeting Date: APR 21, 2011   Meeting Type: Annual
Record Date:  FEB 22, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Alain J.P. Belda         For       For          Management
2     Elect Director Timothy C. Collins       For       For          Management
3     Elect Director Jerry A. Grundhofer      For       For          Management
4     Elect Director Robert L. Joss           For       For          Management
5     Elect Director Michael E. O'Neill       For       For          Management
6     Elect Director Vikram S. Pandit         For       For          Management
7     Elect Director Richard D. Parsons       For       For          Management
8     Elect Director Lawrence R. Ricciardi    For       For          Management
9     Elect Director  Judith Rodin            For       For          Management
10    Elect Director Robert L. Ryan           For       For          Management
11    Elect Director Anthony M. Santomero     For       For          Management
12    Elect Director Diana L. Taylor          For       For          Management
13    Elect Director William S. Thompson, Jr. For       For          Management
14    Elect Director Ernesto Zedillo          For       For          Management
15    Ratify Auditors                         For       For          Management
16    Amend Omnibus Stock Plan                For       For          Management
17    Approve Executive Incentive Bonus Plan  For       For          Management
18    Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
19    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
20    Approve Reverse Stock Split             For       For          Management
21    Affirm Political Non-Partisanship       Against   Against      Shareholder
22    Report on Political Contributions       Against   Against      Shareholder
23    Report on Restoring Trust and           Against   Against      Shareholder
      Confidence in the Financial System
24    Amend Articles/Bylaws/Charter -- Call   Against   For          Shareholder
      Special Meetings
25    Require Audit Committee Review and      Against   For          Shareholder
      Report on Controls Related to Loans,
      Foreclosure and Securitizations


--------------------------------------------------------------------------------

PRIDE INTERNATIONAL, INC.

Ticker:       PDE            Security ID:  74153QAH5
Meeting Date: MAY 27, 2011   Meeting Type: Written Consent
Record Date:  MAY 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Amendments                          For       For          Management

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     JNL Investors Series Trust


By:  /s/ Mark D. Nerud
     -----------------
     Mark D. Nerud
     -------------
     Principal Executive Officer

Date: August 19, 2011